Performance Management	Dec. 17, 2025
Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.
Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.